Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	THOMSON REUTERS CORPORATION
Entity Central Index Key	0001075124
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Address, State or Province	ON
Entity Incorporation, State or Country Code	A6
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Entity File Number	001-31349
Entity Address, Address Line One	19 Duncan Street
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5H 3H1
City Area Code	647
Local Phone Number	480-7000
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Document Registration Statement	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	238
Auditor Location	NY
Entity Tax Identification Number	98-0176673
Entity Primary SIC Number	2741
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statement of financial position of Thomson Reuters Corporation and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of income, of comprehensive income, of changes in equity and of cash flow for the years then ended, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	444,962,490
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Trading Symbol	TRI
Series II Preference Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,000,000
Thomson Reuters Founders Share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
3.350% Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes due 2026
Security Exchange Name	NASDAQ
Trading Symbol	TRI26
5.850% Notes due 2040 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.850% Notes due 2040
Security Exchange Name	NASDAQ
Trading Symbol	TRI40
4.500% Notes due 2043 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2043
Security Exchange Name	NASDAQ
Trading Symbol	TRI143A
5.650% Notes due 2043 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.650% Notes due 2043
Security Exchange Name	NASDAQ
Trading Symbol	TRI143B
5.500% Debentures due 2035 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.500% Debentures due 2035
Security Exchange Name	NASDAQ
Trading Symbol	TRI35
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	NY
Entity Address, Address Line One	Attn: Legal Department
Entity Address, Address Line Two	3 Times Square
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	540-3000
Contact Personnel Name	Thomson Reuters Holdings Inc.